Distribution Date:	08/15/25	Benchmark 2019-B14 Mortgage Trust
Determination Date:	08/11/25
Next Distribution Date:	09/17/25
Record Date:	07/31/25	Commercial Mortgage Pass-Through Certificates
Series 2019-B14

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Kunal Singh	(212) 834-5467
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	K-Star Asset Management LLC
Mortgage Loan Detail (Part 1)	13-14		Mike Stauber	(214) 390-7233	Michael.Stauber@kkr.com
			5949 Sherry Lane, Suite 950 | Dallas, TX 75225 | United States
Mortgage Loan Detail (Part 2)	15-16
		Asset Representations	Pentalpha Surveillance LLC
Principal Prepayment Detail	17	Reviewer & Operating
Historical Detail	18	Advisor
			Attention: Transaction Manager		notices@pentalphasurveillance.com
Delinquency Loan Detail	19
			501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Collateral Stratification and Historical Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 1	21		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	22-23				trustadministrationgroup@computershare.com
Modified Loan Detail	24		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Liquidated Loan Detail	25	Directing Certificateholder	KKR Real Estate Credit Opportunity Partners II L.P.
Historical Bond / Collateral Loss Reconciliation Detail	26		-
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	08162YAA0	2.072200%	22,760,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	08162YAB8	2.914700%	249,620,000.00	177,558,475.53	0.00	431,274.74	0.00	0.00	431,274.74	177,558,475.53	32.25%	30.00%
A-3	08162YAC6	3.090200%	55,480,000.00	55,480,000.00	0.00	142,870.25	0.00	0.00	142,870.25	55,480,000.00	32.25%	30.00%
A-4	08162YAD4	2.794600%	187,000,000.00	187,000,000.00	0.00	435,491.83	0.00	0.00	435,491.83	187,000,000.00	32.25%	30.00%
A-5	08162YAE2	3.048600%	350,570,000.00	350,570,000.00	0.00	890,623.08	0.00	0.00	890,623.08	350,570,000.00	32.25%	30.00%
A-SB	08162YAG7	2.957100%	37,040,000.00	33,336,366.13	0.01	82,149.14	0.00	0.00	82,149.15	33,336,366.12	32.25%	30.00%
A-S	08162YAF9	3.351500%	127,315,000.00	127,315,000.00	0.00	355,580.19	0.00	0.00	355,580.19	127,315,000.00	21.53%	20.13%
B	08162YAH5	3.492800%	61,240,000.00	61,240,000.00	0.00	178,249.23	0.00	0.00	178,249.23	61,240,000.00	16.37%	15.38%
C	08162YAJ1	3.888271%	53,180,000.00	53,180,000.00	0.00	172,315.20	0.00	0.00	172,315.20	53,180,000.00	11.88%	11.25%
D	08162YAM4	2.500000%	33,845,000.00	33,845,000.00	0.00	70,510.42	0.00	0.00	70,510.42	33,845,000.00	9.03%	8.63%
E	08162YAR3	2.500000%	25,785,000.00	25,785,000.00	0.00	53,718.75	0.00	0.00	53,718.75	25,785,000.00	6.86%	6.63%
F-RR	08162YAU6	3.888271%	24,175,000.00	24,175,000.00	0.00	26,114.98	0.00	0.00	26,114.98	24,175,000.00	4.82%	4.75%
G-RR*	08162YAW2	3.888271%	12,890,000.00	12,890,000.00	0.00	0.00	0.00	0.00	0.00	12,890,000.00	3.74%	3.75%
NR-RR	08162YAY8	3.888271%	48,349,368.00	44,938,181.45	0.00	0.00	0.00	597,420.75	0.00	44,340,760.70	0.00%	0.00%
V-RR	08162YBE1	3.888271%	33,000,000.00	30,390,807.83	0.00	92,340.36	0.00	15,291.75	92,340.36	30,375,516.08	0.00%	0.00%
S	08162YBA9	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	08162YBB7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,322,249,368.00	1,217,703,830.94	0.01	2,931,238.17	0.00	612,712.50	2,931,238.18	1,217,091,118.43

X-A	08162YAK8	0.875592%	1,029,785,000.00	931,259,841.66	0.00	679,502.78	0.00	0.00	679,502.78	931,259,841.65
X-B	08162YAL6	0.211664%	114,420,000.00	114,420,000.00	0.00	20,182.19	0.00	0.00	20,182.19	114,420,000.00
X-D	08162YAP7	1.388271%	59,630,000.00	59,630,000.00	0.00	68,985.49	0.00	0.00	68,985.49	59,630,000.00
Notional SubTotal			1,203,835,000.00	1,105,309,841.66	0.00	768,670.46	0.00	0.00	768,670.46	1,105,309,841.65

Deal Distribution Total					0.01	3,699,908.63	0.00	612,712.50	3,699,908.64

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	08162YAA0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	08162YAB8	711.31510107	0.00000000	1.72772510	0.00000000	0.00000000	0.00000000	0.00000000	1.72772510	711.31510107
A-3	08162YAC6	1,000.00000000	0.00000000	2.57516673	0.00000000	0.00000000	0.00000000	0.00000000	2.57516673	1,000.00000000
A-4	08162YAD4	1,000.00000000	0.00000000	2.32883332	0.00000000	0.00000000	0.00000000	0.00000000	2.32883332	1,000.00000000
A-5	08162YAE2	1,000.00000000	0.00000000	2.54049999	0.00000000	0.00000000	0.00000000	0.00000000	2.54049999	1,000.00000000
A-SB	08162YAG7	900.00988472	0.00000027	2.21784935	0.00000000	0.00000000	0.00000000	0.00000000	2.21784962	900.00988445
A-S	08162YAF9	1,000.00000000	0.00000000	2.79291670	0.00000000	0.00000000	0.00000000	0.00000000	2.79291670	1,000.00000000
B	08162YAH5	1,000.00000000	0.00000000	2.91066672	0.00000000	0.00000000	0.00000000	0.00000000	2.91066672	1,000.00000000
C	08162YAJ1	1,000.00000000	0.00000000	3.24022565	0.00000000	0.00000000	0.00000000	0.00000000	3.24022565	1,000.00000000
D	08162YAM4	1,000.00000000	0.00000000	2.08333343	0.00000000	0.00000000	0.00000000	0.00000000	2.08333343	1,000.00000000
E	08162YAR3	1,000.00000000	0.00000000	2.08333333	0.00000000	0.00000000	0.00000000	0.00000000	2.08333333	1,000.00000000
F-RR	08162YAU6	1,000.00000000	0.00000000	1.08024736	2.15997808	7.86010465	0.00000000	0.00000000	1.08024736	1,000.00000000
G-RR	08162YAW2	1,000.00000000	0.00000000	0.00000000	3.24022576	31.40464469	0.00000000	0.00000000	0.00000000	1,000.00000000
NR-RR	08162YAY8	929.44713259	0.00000000	0.00000000	3.01161848	50.14417893	0.00000000	12.35633008	0.00000000	917.09080251
V-RR	08162YBE1	920.93357061	0.00000000	2.79819273	0.18583970	2.34187758	0.00000000	0.46338636	2.79819273	920.47018424
S	08162YBA9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	08162YBB7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	08162YAK8	904.32453537	0.00000000	0.65984917	0.00000000	0.00000000	0.00000000	0.00000000	0.65984917	904.32453536
X-B	08162YAL6	1,000.00000000	0.00000000	0.17638691	0.00000000	0.00000000	0.00000000	0.00000000	0.17638691	1,000.00000000
X-D	08162YAP7	1,000.00000000	0.00000000	1.15689234	0.00000000	0.00000000	0.00000000	0.00000000	1.15689234	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

			Prior						Additional
			Cumulative	Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	07/01/25 - 07/30/25	30	0.00	431,274.74	0.00	431,274.74	0.00	0.00	0.00	431,274.74	0.00
A-3	07/01/25 - 07/30/25	30	0.00	142,870.25	0.00	142,870.25	0.00	0.00	0.00	142,870.25	0.00
A-4	07/01/25 - 07/30/25	30	0.00	435,491.83	0.00	435,491.83	0.00	0.00	0.00	435,491.83	0.00
A-5	07/01/25 - 07/30/25	30	0.00	890,623.08	0.00	890,623.08	0.00	0.00	0.00	890,623.08	0.00
A-SB	07/01/25 - 07/30/25	30	0.00	82,149.14	0.00	82,149.14	0.00	0.00	0.00	82,149.14	0.00
X-A	07/01/25 - 07/30/25	30	0.00	679,502.78	0.00	679,502.78	0.00	0.00	0.00	679,502.78	0.00
X-B	07/01/25 - 07/30/25	30	0.00	20,182.19	0.00	20,182.19	0.00	0.00	0.00	20,182.19	0.00
X-D	07/01/25 - 07/30/25	30	0.00	68,985.49	0.00	68,985.49	0.00	0.00	0.00	68,985.49	0.00
A-S	07/01/25 - 07/30/25	30	0.00	355,580.19	0.00	355,580.19	0.00	0.00	0.00	355,580.19	0.00
B	07/01/25 - 07/30/25	30	0.00	178,249.23	0.00	178,249.23	0.00	0.00	0.00	178,249.23	0.00
C	07/01/25 - 07/30/25	30	0.00	172,315.20	0.00	172,315.20	0.00	0.00	0.00	172,315.20	0.00
D	07/01/25 - 07/30/25	30	0.00	70,510.42	0.00	70,510.42	0.00	0.00	0.00	70,510.42	0.00
E	07/01/25 - 07/30/25	30	0.00	53,718.75	0.00	53,718.75	0.00	0.00	0.00	53,718.75	0.00
F-RR	07/01/25 - 07/30/25	30	137,355.50	78,332.45	0.00	78,332.45	52,217.47	0.00	0.00	26,114.98	190,018.03
G-RR	07/01/25 - 07/30/25	30	361,866.83	41,766.51	0.00	41,766.51	41,766.51	0.00	0.00	0.00	404,805.87
NR-RR	07/01/25 - 07/30/25	30	2,271,469.44	145,609.85	0.00	145,609.85	145,609.85	0.00	0.00	0.00	2,424,439.36
V-RR	07/01/25 - 07/30/25	30	70,919.45	98,473.07	0.00	98,473.07	6,132.71	0.00	0.00	92,340.36	77,281.96
Totals			2,841,611.22	3,945,635.17	0.00	3,945,635.17	245,726.54	0.00	0.00	3,699,908.63	3,096,545.22

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

	Additional Information

Pooled Aggregate Available Funds (1)	3,699,908.64
Gain-on-Sale Proceeds Reserve Account Summary
Beginning Account Balance	0.00
Deposit Amount	0.00
Withdrawal Amount	0.00
Ending Account Balance	0.00
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,960,083.37	Master Servicing Fee	6,380.09
Interest Reductions due to Nonrecoverability Determination	(169,938.87)	Trustee / Certificate Administrator Fee	5,976.90
Interest Adjustments	6,445.94	CREFC® Intellectual Property Royalty License Fee	524.29
Deferred Interest	0.00	Operating Advisor Fee	1,222.18
ARD Interest	0.00	Asset Representations Reviewer Fee	262.14
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	14,365.59
Total Interest Collected	3,796,590.44

Principal		Expenses/Reimbursements
Scheduled Principal	612,712.51	Reimbursement for Interest on Advances	1,028.08
Unscheduled Principal Collections		ASER Amount	14,662.22
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	66,625.92
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	612,712.50
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	612,712.51	Total Expenses/Reimbursements	695,028.72

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,699,908.63
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	0.01
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,699,908.64
Total Funds Collected	4,409,302.95	Total Funds Distributed	4,409,302.95

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,217,703,830.94	1,217,703,830.94	Beginning Certificate Balance	1,217,703,830.94
(-) Scheduled Principal Collections	612,712.51	612,712.51	(-) Principal Distributions	0.01
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	612,712.50
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	612,712.50
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,217,091,118.43	1,217,091,118.43	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,221,041,721.25	1,221,041,721.25	Ending Certificate Balance	1,217,091,118.43
Ending Actual Collateral Balance	1,220,449,388.15	1,220,449,388.15

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	3,498,500.90	0.00	UC / (OC) Change	0.00
Current Period Advances	612,712.50	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	4,111,213.40	0.00	Net WAC Rate	0.00%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 28

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	23,246,306.91	1.91%	50	3.9200	NAP	Defeased	1	23,246,306.91	1.91%	50	3.9200	NAP
	9,999,999 or less	10	48,613,577.27	3.99%	50	3.9487	2.712763	1.49 or less	13	366,597,714.57	30.12%	35	4.0577	0.930172
10,000,000 to 19,999,999		15	199,013,932.22	16.35%	47	4.0217	1.931627	1.50 to 1.74	9	165,184,556.76	13.57%	51	3.9789	1.569152
20,000,000 to 24,999,999		6	128,263,437.33	10.54%	50	3.5940	2.243158	1.75 to 1.99	5	77,292,851.00	6.35%	50	3.9602	1.881517
25,000,000 to 49,999,999		18	634,953,864.70	52.17%	36	3.7863	2.350878	2.00 to 2.24	1	49,337,927.44	4.05%	51	3.8200	2.240000
	50,000,000 or greater	3	183,000,000.00	15.04%	34	3.5396	1.294426	2.25 or greater	24	535,431,761.75	43.99%	36	3.4847	3.132889
	Totals	53	1,217,091,118.43	100.00%	40	3.7765	2.118353	Totals	53	1,217,091,118.43	100.00%	40	3.7765	2.118353
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 28

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	1	23,246,306.91	1.91%	50	3.9200	NAP	Virginia	1	40,000,000.00	3.29%	50	3.3300	2.600000
Alabama	1	12,321,748.58	1.01%	51	4.1300	1.520000	Washington	1	20,000,000.00	1.64%	50	3.2500	2.670000
Alaska	1	3,500,000.00	0.29%	50	3.6900	4.370000	Washington, DC	2	83,570,000.00	6.87%	50	3.7174	1.448456
Arizona	1	33,463,189.81	2.75%	50	3.9300	1.290000	Wisconsin	1	34,000,000.00	2.79%	51	3.4300	3.130000
California	4	108,200,000.00	8.89%	17	3.5467	1.382403	Totals	109	1,217,091,118.43	100.00%	40	3.7765	2.118353
Connecticut	7	7,968,075.28	0.65%	51	3.8200	2.240000
									Property Type³
Florida	5	60,249,448.67	4.95%	51	3.8493	2.362920
Georgia	3	11,879,120.00	0.98%	51	3.5700	3.590000		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Illinois	2	25,010,710.61	2.05%	50	4.5213	0.495597		Properties	Balance	Agg. Bal.			DSCR¹
Kansas	1	19,790,878.58	1.63%	51	3.8900	1.940000	Defeased	1	23,246,306.91	1.91%	50	3.9200	NAP
Maine	1	832,577.53	0.07%	51	3.8200	2.240000	Industrial	30	48,314,837.75	3.97%	51	3.8303	2.191891
Massachusetts	14	60,962,451.93	5.01%	48	3.8049	2.587755	Lodging	3	40,103,314.48	3.30%	1	5.0517	0.935301
Michigan	6	18,510,000.00	1.52%	51	3.7839	3.702728	Mixed Use	7	176,352,106.11	14.49%	38	3.3117	2.928496
Nevada	2	53,908,115.38	4.43%	48	3.4743	3.265999	Mobile Home Park	1	6,459,413.62	0.53%	50	3.9970	2.940000
New Hampshire	5	14,986,395.46	1.23%	51	3.8200	2.240000	Multi-Family	35	290,973,503.33	23.91%	41	4.0935	1.833095
New Jersey	20	75,440,680.70	6.20%	51	4.4391	1.510308	Office	11	403,973,512.41	33.19%	35	3.5918	1.942646
New York	10	259,269,237.66	21.30%	22	3.6139	2.579813	Retail	12	176,692,538.81	14.52%	50	3.8430	2.101649
North Carolina	2	63,914,200.00	5.25%	51	3.5090	1.665545	Self Storage	9	50,975,585.02	4.19%	51	3.6602	3.241548
Ohio	3	86,862,728.10	7.14%	28	3.9425	2.119095	Totals	109	1,217,091,118.43	100.00%	40	3.7765	2.118353
Oregon	1	10,295,543.76	0.85%	50	3.8050	1.170000
Pennsylvania	3	2,226,373.98	0.18%	51	3.8200	2.240000
Rhode Island	2	2,044,440.37	0.17%	51	3.8200	2.240000
South Carolina	1	2,960,129.06	0.24%	51	3.8000	3.980000
Texas	7	81,361,153.17	6.68%	51	4.2966	1.512809
Vermont	1	317,612.91	0.03%	51	3.8200	2.240000

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	23,246,306.91	1.91%	50	3.9200	NAP	Defeased	1	23,246,306.91	1.91%	50	3.9200	NAP
	3.99999% or less	38	928,319,198.29	76.27%	41	3.5385	2.285778	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.00000% to 4.49999%	7	97,573,240.80	8.02%	25	4.2848	2.564658	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.50000% to 4.99999%	6	134,849,057.95	11.08%	51	4.6358	1.295219	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00000% or greater	1	33,103,314.48	2.72%	(9)	5.3500	(0.400000)	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	53	1,217,091,118.43	100.00%	40	3.7765	2.118353	49 months or greater	52	1,193,844,811.52	98.09%	39	3.7737	2.122212
								Totals	53	1,217,091,118.43	100.00%	40	3.7765	2.118353
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	23,246,306.91	1.91%	50	3.9200	NAP	Defeased	1	23,246,306.91	1.91%	50	3.9200	NAP
	84 months or less	51	1,190,034,326.13	97.78%	39	3.7731	2.123788	Interest Only	30	811,933,165.89	66.71%	37	3.5645	2.495415
85 months to 119 months		0	0.00	0.00%	0	0.0000	0.000000	359 months or less	20	347,697,458.48	28.57%	45	4.2549	1.349870
	120 months or greater	0	0.00	0.00%	0	0.0000	0.000000	360 months or greater	1	30,403,701.76	2.50%	51	3.8330	1.050000
	Totals	52	1,213,280,633.04	99.69%	40	3.7759	2.119886	Totals	52	1,213,280,633.04	99.69%	40	3.7759	2.119886
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000	Fully Amortizing	1	3,810,485.39	0.31%	51	3.9500	1.630000
	Totals	53	1,217,091,118.43	100.00%	40	3.7765	2.118353	Totals	1	3,810,485.39	0.31%	51	3.9500	1.630000
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	30504022	OF	Washington	DC	Actual/360	3.730%	234,471.94	0.00	0.00	N/A	10/06/29	--	73,000,000.00	73,000,000.00	08/06/25
2A1	30317064	OF	San Francisco	CA	Actual/360	3.303%	142,212.50	0.00	0.00	N/A	11/06/24	--	50,000,000.00	50,000,000.00	06/06/25
2A6	30317069				Actual/360	3.303%	28,442.50	0.00	0.00	N/A	11/06/24	--	10,000,000.00	10,000,000.00	06/06/25
3	30504188	OF	Charlotte	NC	Actual/360	3.505%	181,091.67	0.00	0.00	N/A	11/01/29	--	60,000,000.00	60,000,000.00	08/01/25
4A11	30504196	MU	New York	NY	Actual/360	2.759%	71,274.17	0.00	0.00	N/A	10/30/26	--	30,000,000.00	30,000,000.00	08/01/25
4A13	30504198				Actual/360	2.759%	63,909.17	0.00	0.00	N/A	10/30/26	--	26,900,000.00	26,900,000.00	08/01/25
5	30504004	MF	New York	NY	Actual/360	3.410%	146,835.68	0.00	0.00	N/A	11/06/24	--	47,805,050.51	47,805,050.51	08/06/25
6	30504118	Various Various		Various	Actual/360	3.820%	162,527.99	71,020.32	0.00	N/A	11/06/29	--	49,408,947.76	49,337,927.44	08/06/25
8	30317072	MU	Columbus	OH	Actual/360	2.950%	120,155.14	0.00	0.00	N/A	11/06/29	--	47,300,000.00	47,300,000.00	08/06/25
9	30317073	MU	Cambridge	MA	Actual/360	3.797%	130,785.56	0.00	0.00	N/A	06/01/29	--	40,000,000.00	40,000,000.00	08/01/25
10	30504041	OF	McLean	VA	Actual/360	3.330%	114,700.00	0.00	0.00	N/A	10/11/29	--	40,000,000.00	40,000,000.00	08/11/25
11	30503849	OF	Garden City	NY	Actual/360	4.490%	150,789.17	0.00	0.00	N/A	08/01/24	--	39,000,000.00	39,000,000.00	08/01/25
12	30503724	LO	Cincinnati	OH	Actual/360	5.350%	0.00	0.00	0.00	N/A	11/01/24	--	33,103,314.48	33,103,314.48	12/01/22
13	30503852	RT	Oro Valley	AZ	Actual/360	3.930%	113,425.87	53,443.59	0.00	N/A	10/06/29	--	33,516,633.40	33,463,189.81	08/06/25
14	30504074	OF	Middleton	WI	Actual/360	3.430%	100,422.78	0.00	0.00	N/A	11/01/29	--	34,000,000.00	34,000,000.00	08/01/25
15	30317074	SS	Various	Various	Actual/360	3.570%	101,447.50	0.00	0.00	N/A	11/06/29	--	33,000,000.00	33,000,000.00	08/06/25
16	30317075	MF	New York	NY	Actual/360	3.833%	100,457.32	32,016.77	0.00	N/A	11/06/29	--	30,435,718.53	30,403,701.76	08/06/25
17	30504161	MF	Jersey City	NJ	Actual/360	4.620%	126,206.53	38,479.29	0.00	N/A	11/01/29	--	31,723,466.89	31,684,987.60	07/01/25
18	30504164	MF	Jersey City	NJ	Actual/360	4.620%	122,504.99	37,350.73	0.00	N/A	11/01/29	--	30,793,043.83	30,755,693.10	07/01/25
19	30503366	RT	Las Vegas	NV	Actual/360	3.741%	64,424.89	0.00	0.00	N/A	07/01/29	--	20,000,000.00	20,000,000.00	08/01/25
19A35	30503368				Actual/360	3.741%	33,451.38	0.00	0.00	N/A	07/01/29	--	10,384,615.38	10,384,615.38	08/01/25
20	30503885	OF	New York	NY	Actual/360	3.270%	84,475.00	0.00	0.00	N/A	09/11/29	--	30,000,000.00	30,000,000.00	08/11/25
21	30504124	MF	Austin	TX	Actual/360	4.598%	118,790.19	0.00	0.00	N/A	11/01/29	--	30,000,000.00	30,000,000.00	08/01/25
22	30317076	MF	Glendale	CA	Actual/360	3.965%	96,283.42	0.00	0.00	N/A	10/06/29	--	28,200,000.00	28,200,000.00	08/06/25
23	30504099	OF	Houston	TX	Actual/360	3.888%	77,622.61	44,832.45	0.00	N/A	11/01/29	--	23,184,769.78	23,139,937.33	08/01/25
24	30504020	OF	Florham Park	NJ	Actual/360	3.920%	78,602.88	39,600.80	0.00	N/A	10/06/29	--	23,285,907.71	23,246,306.91	08/06/25
25	30317077	RT	Sparks	NV	Actual/360	3.130%	63,402.37	0.00	0.00	N/A	10/06/29	--	23,523,500.00	23,523,500.00	08/06/25
26	30503982	MF	Brooklyn	NY	Actual/360	3.880%	72,168.00	0.00	0.00	N/A	10/06/29	--	21,600,000.00	21,600,000.00	08/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
27	30504072	MF	Lawrence	KS	Actual/360	3.890%	66,388.01	28,080.77	0.00	N/A	11/01/29	--	19,818,959.35	19,790,878.58	04/01/25
28	30503875	OF	Bellevue	WA	Actual/360	3.250%	55,972.22	0.00	0.00	N/A	10/01/29	--	20,000,000.00	20,000,000.00	08/01/25
29	30503903	OF	Mountain View	CA	Actual/360	3.688%	63,515.56	0.00	0.00	N/A	09/11/29	--	20,000,000.00	20,000,000.00	08/11/25
30	30503818	MU	Chicago	IL	Actual/360	4.700%	80,037.04	23,690.52	0.00	N/A	10/01/29	--	19,775,796.62	19,752,106.10	08/01/25
31	30504090	RT	North Miami Beach	FL	Actual/360	3.890%	52,873.00	43,656.69	0.00	N/A	11/06/29	--	15,784,292.81	15,740,636.12	08/06/25
32	30503977	RT	Jacksonville	FL	Actual/360	4.150%	58,230.48	21,976.57	0.00	N/A	10/01/29	--	16,294,575.74	16,272,599.17	08/01/25
34	30317078	MF	Various	MI	Actual/360	3.830%	46,172.78	0.00	0.00	N/A	11/06/29	--	14,000,000.00	14,000,000.00	08/06/25
35	30317079	RT	Huntsville	AL	Actual/360	4.130%	43,897.21	21,448.49	0.00	N/A	11/06/29	--	12,343,197.07	12,321,748.58	08/06/25
36	30504087	MF	Bronx	NY	Actual/360	4.080%	46,376.00	0.00	0.00	N/A	11/06/29	--	13,200,000.00	13,200,000.00	08/06/25
38	30504206	MU	Vero Beach	FL	Actual/360	3.450%	36,838.33	0.00	0.00	N/A	11/01/29	--	12,400,000.00	12,400,000.00	08/01/25
39	30504123	RT	New York	NY	Actual/360	4.650%	48,850.83	0.00	0.00	N/A	11/01/29	--	12,200,000.00	12,200,000.00	08/01/25
40	30503991	SS	Pembroke Pines	FL	Actual/360	3.900%	39,111.41	16,545.44	0.00	N/A	10/06/29	--	11,646,078.82	11,629,533.38	08/06/25
41	30317080	RT	Springfield	OR	Actual/360	3.805%	33,800.25	20,330.45	0.00	N/A	10/06/29	--	10,315,874.21	10,295,543.76	08/06/25
42	30503994	MF	Brownsville	TX	Actual/360	4.700%	42,369.61	12,541.17	0.00	N/A	10/01/29	--	10,468,812.32	10,456,271.15	08/01/25
43	30504029	RT	Washington	DC	Actual/360	3.630%	33,040.06	0.00	0.00	N/A	10/06/29	--	10,570,000.00	10,570,000.00	08/06/25
44	30503777	MF	Baytown	TX	Actual/360	4.370%	32,899.16	15,752.40	0.00	N/A	09/01/29	--	8,742,673.03	8,726,920.63	08/01/25
45	30504025	IN	Brooklyn	NY	Actual/360	3.950%	13,190.93	67,615.21	0.00	N/A	11/01/29	--	3,878,100.60	3,810,485.39	08/01/25
46	30503611	LO	Various	Various	Actual/360	3.641%	21,947.14	0.00	0.00	N/A	09/01/29	--	7,000,000.00	7,000,000.00	08/01/25
47	30317081	MH	Grove City	OH	Actual/360	3.997%	22,267.46	10,185.02	0.00	N/A	10/06/29	--	6,469,598.64	6,459,413.62	08/06/25
48	30317082	RT	Chicago	IL	Actual/360	3.850%	0.00	0.00	0.00	N/A	10/06/29	--	5,258,604.51	5,258,604.51	04/06/24
49	30504088	MF	Bronx	NY	Actual/360	4.080%	15,283.00	0.00	0.00	N/A	11/06/29	--	4,350,000.00	4,350,000.00	08/06/25
50	30504131	RT	Pflugerville	TX	Actual/360	4.000%	12,768.92	5,134.15	0.00	N/A	11/01/29	--	3,707,106.57	3,701,972.42	08/01/25
51	30504026	SS	Anchorage	AK	Actual/360	3.690%	11,121.25	0.00	0.00	N/A	10/06/29	--	3,500,000.00	3,500,000.00	08/06/25
52	30504134	RT	Moncks Corner	SC	Actual/360	3.800%	9,700.20	4,278.52	0.00	N/A	11/06/29	--	2,964,407.58	2,960,129.06	08/06/25
53	30504080	SS	Bryan	TX	Actual/360	3.690%	9,058.37	4,733.16	0.00	N/A	11/06/29	--	2,850,784.80	2,846,051.64	08/06/25
Totals							3,796,590.44	612,712.51	0.00				1,217,703,830.94	1,217,091,118.43
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	4,958,287.99	962,584.96	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2A1	8,168,715.19	0.00	--	--	05/12/25	15,679,981.32	87,614.52	97,108.42	191,768.87	1,446,283.67	0.00
2A6	8,168,715.19	0.00	--	--	05/12/25	3,135,996.26	17,522.90	19,421.69	38,353.77	0.00	0.00
3	14,081,595.15	3,005,127.62	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
4A11	9,644,048.03	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A13	9,644,048.03	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	16,230,029.01	0.00	--	--	01/13/25	0.00	0.00	0.00	0.00	0.00	0.00
6	16,381,348.23	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	5,574,072.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	63,644,247.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	17,047,706.66	4,395,996.12	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
11	7,311,701.00	0.00	--	--	07/11/25	10,576,017.18	0.00	0.00	0.00	0.00	0.00
12	(820,973.59)	0.00	--	--	05/09/24	13,156,781.45	213,095.50	(301.59)	3,552,057.26	1,125,460.86	282,532.35
13	2,712,603.75	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	3,711,634.40	3,736,999.73	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
15	4,346,051.62	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,839,466.75	422,215.27	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,810,910.15	1,832,249.50	04/01/24	03/31/25	--	0.00	0.00	164,617.53	164,617.53	0.00	0.00
18	1,885,965.60	0.00	--	--	--	0.00	0.00	159,789.43	159,789.43	0.00	0.00
19	100,371,430.10	21,630,808.36	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
19A35	100,371,430.10	21,630,808.36	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
20	21,520,487.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	2,152,004.66	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,938,268.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,200,823.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	2,960,940.80	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,579,894.35	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
27	2,063,992.82	578,659.50	01/01/25	03/31/25	--	0.00	0.00	93,776.23	375,687.46	0.00	0.00
28	13,800,167.13	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	10,176,608.00	2,492,813.46	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
30	6,654,939.26	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,370,984.24	431,851.60	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,851,382.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,613,844.24	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1,229,010.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	838,631.05	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	1,408,994.94	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	1,044,785.10	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1,167,950.59	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	844,701.58	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	915,682.53	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	1,105,971.58	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	1,492,319.22	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	1,508,606.27	1,652,913.22	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
46	2,032,783.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	1,158,430.42	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	(535,619.65)	0.00	--	--	04/11/25	4,471,635.02	15,362.80	(47.91)	247,057.02	497,217.48	330,180.15
49	295,985.95	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	309,738.80	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
51	578,937.07	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	486,000.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
53	274,264.75	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	482,124,544.42	62,773,027.70				47,020,411.23	333,595.72	534,363.80	4,729,331.34	3,068,962.01	612,712.50

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/15/25	0	0.00	0	0.00	2	25,049,483.09	2	38,361,918.99	0	0.00	0	0.00	0	0.00	0	0.00	3.776480%	3.762703%	40
07/17/25	0	0.00	1	19,818,959.35	1	5,258,604.51	2	38,361,918.99	0	0.00	0	0.00	0	0.00	0	0.00	3.776621%	3.762843%	41
06/17/25	1	19,849,084.02	0	0.00	1	5,258,604.51	2	38,361,918.99	0	0.00	0	0.00	1	2,194,949.49	0	0.00	3.776774%	3.762994%	42
05/16/25	0	0.00	0	0.00	1	5,258,604.51	2	38,361,918.99	0	0.00	0	0.00	0	0.00	0	0.00	3.776255%	3.762483%	43
04/17/25	0	0.00	0	0.00	1	5,258,604.51	2	38,361,918.99	0	0.00	0	0.00	0	0.00	0	0.00	3.776406%	3.762633%	44
03/17/25	2	62,832,735.23	0	0.00	1	5,258,604.51	2	38,361,918.99	0	0.00	0	0.00	0	0.00	0	0.00	3.776545%	3.762771%	45
02/18/25	0	0.00	0	0.00	1	5,258,604.51	2	38,361,918.99	0	0.00	0	0.00	0	0.00	0	0.00	3.776719%	3.762943%	46
01/17/25	0	0.00	0	0.00	1	5,267,394.89	2	38,370,709.37	0	0.00	0	0.00	0	0.00	0	0.00	3.776857%	3.763080%	47
12/17/24	0	0.00	0	0.00	1	5,276,156.23	2	38,379,470.71	0	0.00	0	0.00	0	0.00	0	0.00	3.776994%	3.763216%	48
11/18/24	0	0.00	0	0.00	1	5,285,452.00	2	38,388,766.48	0	0.00	0	0.00	0	0.00	0	0.00	3.777142%	3.763363%	49
10/18/24	0	0.00	0	0.00	2	38,397,468.15	2	38,397,468.15	0	0.00	0	0.00	0	0.00	0	0.00	3.785768%	3.771512%	47
09/17/24	0	0.00	0	0.00	2	38,406,706.36	2	38,406,706.36	0	0.00	0	0.00	0	0.00	0	0.00	3.785823%	3.771566%	48
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
2A1	30317064	06/06/25	1	5	97,108.42	191,768.87	1,576,278.42	50,000,000.00	11/07/24	13
2A6	30317069	06/06/25	1	5	19,421.69	38,353.77	0.00	10,000,000.00	11/07/24	13
12	30503724	12/01/22	31	5	(301.59)	3,552,057.26	2,731,036.10	33,985,926.54	02/10/21	98		11/07/22
17	30504161	07/01/25	0	B	164,617.53	164,617.53	0.00	31,723,466.89
18	30504164	07/01/25	0	B	159,789.43	159,789.43	0.00	30,793,043.83
27	30504072	04/01/25	3	3	93,776.23	375,687.46	0.00	19,906,907.69	07/09/25	98
48	30317082	04/06/24	15	6	(47.91)	247,057.02	925,574.29	5,347,453.55	09/12/23	98		01/26/24
Totals					534,363.80	4,729,331.34	5,232,888.81	181,756,798.50
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		359,816,730	173,610,101	120,000,000		66,206,629
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		113,800,000	113,800,000	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		140,769,231	140,769,231	0		0
49 - 60 Months		1,819,796,276	1,769,697,310	39,581,757		10,517,209
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-25	1,217,091,118	1,098,938,321	60,000,000	0	58,152,798	0
Jul-25	1,217,703,831	1,099,522,953	60,000,000	19,818,959	38,361,919	0
Jun-25	1,218,356,204	1,100,145,201	19,849,084	60,000,000	38,361,919	0
May-25	1,221,159,460	1,122,797,541	0	0	98,361,919	0
Apr-25	1,221,807,583	1,123,445,664	0	0	98,361,919	0
Mar-25	1,222,411,512	1,061,216,858	62,832,735	0	65,258,605	33,103,314
Feb-25	1,223,139,594	1,074,777,675	0	0	115,258,605	33,103,314
Jan-25	1,223,747,669	1,125,376,960	0	0	65,267,395	33,103,314
Dec-24	1,224,353,629	1,125,974,158	0	0	65,276,156	33,103,314
Nov-24	1,225,000,336	1,126,611,569	0	0	65,285,452	33,103,314
Oct-24	1,298,019,956	1,259,622,488	0	0	5,294,154	33,103,314
Sep-24	1,298,499,152	1,221,092,445	0	0	44,303,392	33,103,314
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2A1	30317064	50,000,000.00	50,000,000.00	153,000,000.00	01/22/25	7,182,737.19	1.05000	12/31/24	11/06/24	I/O
2A6	30317069	10,000,000.00	10,000,000.00	153,000,000.00	01/22/25	7,182,737.19	1.05000	12/31/24	11/06/24	I/O
5	30504004	47,805,050.51	50,000,000.00	385,000,000.00	11/22/24	16,112,674.01	3.39000	09/30/24	11/06/24	I/O
11	30503849	39,000,000.00	39,000,000.00	61,100,000.00	05/16/25	7,311,701.00	3.50000	12/31/24	08/01/24	I/O
12	30503724	33,103,314.48	33,985,926.54	57,100,000.00	02/07/24	(1,940,899.43)	(0.40000)	12/31/24	11/01/24	290
27	30504072	19,790,878.58	19,906,907.69	31,700,000.00	07/17/19	550,759.50	1.94000	03/31/25	11/01/29	290
48	30317082	5,258,604.51	5,347,453.55	2,200,000.00	10/25/24	(630,139.65)	(2.00000)	09/30/24	10/06/29	290
Totals		204,957,848.08	208,240,287.78	843,100,000.00		35,769,569.81
						2 Resolution Strategy Code
						1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
						2 - Foreclosure	7 - REO		11- Full Payoff
						3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
						4 - Extension	9 - Pending Return to Master Servicer		13 - TBD
						5 - Note Sale	98 - Other

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					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
2A1	30317064	OF	CA	11/07/24	13

8/11/2025 - Maturity default 11/6/2024 and subsequent transfer to special servicing 11/8/2024. K-Star Asset Management LLC took over as successor special servicer effective 6/17/2025. A Hello Letter and draft successor PNA was sent to the

Borrower on 6/25/2025 (prior PNA between Borrower and Midland was executed 10/17/2024). Special Servicer is awaiting updated financial reporting from the Borrower. Noteholder changed counsel and is evaluating all resolution strategies afforded to Noteholder under the loan documents, including, but not limited to a receiver appointment, note sale, and foreclosure. The loan''s OPB is $350MM (comprised of 6 pari-passu A Notes totaling $203.6MM ($351psf) and the B Note totaling $146.4MM ($604psf total loan basis)) and is secured via lender’s 1st lien position in a 22-story, 580k sf, class-A, mixed-use office and retail building located in the FiDi neighborhood within San Francisco''s CBD.

2A6	30317069	Various	Various	11/07/24	13
	8/11/2025 - Please refer to commentary on loan #30317064

5	30504004	MF	NY	11/07/24	11
	Special Servicer comments are not available for this cycle.

11	30503849	OF	NY	08/06/24	2

1/13/2025 - The loan was not paid in full at maturity date (8-1-24). The loan is secured by two adjacent office buildings in Garden City, NY. The property is 86% occupied and performing at a DSCR of 1.76x as of 1Q24. Lender has obtained

	counsel an d will dual track foreclosure with workout alternatives. Borrower has proposed a maturity extension.

12	30503724	LO	OH	02/10/21	98

8/11/2025 - The Loan transferred to SS on 2/10/21 due to imminent payment default. The Loan is paid through December 2022. The Loan is collateralized by a 1.26 acre site located along West Fifth Street in the Cincinnati, Ohio CBD. The site is improved with a 29-story, 561 room full-service Hilton hotel that opened in 1931 and contains approx. 556,456 SF of building area. The hotel is listed on the National Historic Register and attained a National Landmark status. The Borrower and Lender had previously reached an agreement in principal to reinstate the loan, but it did not materialize. A receiver was appointed on 11/22/22. Motion for summary judgement was entered in November 2023. The Receiver has the authority

	to sell the Hotel and retained Newmark for the marketing effort. The marketing launched in April with a closing anticipated in 4Q2025.

27	30504072	MF	KS	07/09/25	98

8/11/2025 - The loan transferred to special servicing effective 7/14/2025 due to payment default. The collateral is a 372-unit (647-bed) student housing property in Lawrence, KS (just south of the University of Kansas). The file is under review.

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
48	30317082	RT	IL	09/12/23	98

8/11/2025 - Loan transferred to Special Servicing on 9/12/2023 as a result of Imminent Monetary Default. The loan is secured by a 65,186 SF, 14-screen movie theater located at 210 West 87th Street in the Chatham neighborhood of Chicago,

IL. Counsel was engaged and a default and acceleration notice were sent to Borrower. Borrower has not submitted a workout proposal to date. Borrower cooperated with appointment of a receiver and intends to cooperate with a receivership sale or foreclosure. Loan is paid through the April 2024 payment. Receiver has been in place since February 2024. Resolution of the asset is anticipated in the 2nd half of 2025 through a receivership sale via auction platform or a traditional marketing process.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
7	30317071	49,494,132.49	3.86000%	49,494,132.49 3.86000%		8	07/03/20	07/06/20	07/08/20
33	30504089	0.00	3.90000%	0.00	3.90000%	8	09/13/22	09/13/22	10/04/22
Totals		49,494,132.49		49,494,132.49
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
7	30317071	11/18/24	45,356,225.87	225,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			45,356,225.87	225,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
7	30317071	11/25/24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 28

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2A1	0.00	0.00	10,763.89	0.00	0.00	44,525.41	0.00	0.00	0.00	0.00	0.00	0.00
2A6	0.00	0.00	2,152.78	0.00	0.00	8,905.08	0.00	0.00	0.00	0.00	0.00	0.00
5	(6,445.94)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	8,395.83	0.00	0.00	(39,549.90)	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	7,126.41	0.00	0.00	0.00	0.00	152,505.13	0.00	0.00	0.00	0.00
17	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	567.01	0.00	0.00	0.00
18	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	461.07	0.00	0.00	0.00
27	0.00	0.00	3,170.34	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	17,433.73	0.00	0.00	0.00	0.00
Total	(6,445.94)	0.00	35,109.25	0.00	0.00	13,880.59	0.00	169,938.87	1,028.08	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		213,510.85

© 2021 Computershare. All rights reserved. Confidential.												Page 27 of 28

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 28 of 28

Distribution Date:	08/15/25		Benchmark 2019-B14 Mortgage Trust
Determination Date:	08/11/25
Next Distribution Date:	09/17/25
Record Date:	07/31/25		Commercial Mortgage Pass-Through Certificates
Series 2019-B14

Table of Contents				Contacts
Section		Pages	Role	Party and Contact Information
Certificate Distribution Detail		2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail		3		Kunal Singh	(212) 834-5467
Certificate Interest Reconciliation Detail		4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
			Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information		5		Association
Bond / Collateral Reconciliation - Cash Flows		6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances		7		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
			Special Servicer	K-Star Asset Management LLC
				Mike Stauber	(214) 390-7233	Michael.Stauber@kkr.com
5949 Sherry Lane, Suite 950 | Dallas, TX 75225 | United States
			Asset Representations	Pentalpha Surveillance LLC
Reviewer & Operating
Advisor
				Attention: Transaction Manager		notices@pentalphasurveillance.com
501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
			Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Bank, N.A.
				Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
trustadministrationgroup@computershare.com
9062 Old Annapolis Road | Columbia, MD 21045 | United States
			Directing Certificateholder	KKR Real Estate Credit Opportunity Partners II L.P.
-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.						Page 1 of 7

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
225B-A	08162YBF8	3.404110%	11,595,000.00	11,595,000.00	0.00	0.00	0.00	0.00	0.00	11,595,000.00	91.66%	91.66%
225B-B	08162YBH4	3.404110%	33,958,000.00	33,958,000.00	0.00	0.00	0.00	0.00	0.00	33,958,000.00	67.25%	67.25%
225B-C	08162YBK7	3.404110%	35,434,000.00	35,434,000.00	0.00	0.00	0.00	0.00	0.00	35,434,000.00	41.77%	41.77%
225B-D	08162YBM3	3.404110%	48,723,000.00	48,723,000.00	0.00	0.00	0.00	0.00	0.00	48,723,000.00	6.74%	6.74%
225B-E	08162YBP6	3.404110%	9,370,000.00	9,370,000.00	0.00	0.00	0.00	0.00	0.00	9,370,000.00	0.00%	0.00%
225B-	08162YBS0	3.404110%	7,320,000.00	7,320,000.00	0.00	0.00	0.00	0.00	0.00	7,320,000.00	0.00%	0.00%
VRR
225B-R	N/A	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			146,400,000.00	146,400,000.00	0.00	0.00	0.00	0.00	0.00	146,400,000.00

Deal Distribution Total					0.00	0.00	0.00	0.00	0.00

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month's Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.												Page 2 of 7

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest	Prepayment
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
225B-A	08162YBF8	1,000.00000000	0.00000000	0.00000000	2.83675809	2.83675809	0.00000000	0.00000000	0.00000000	1,000.00000000
225B-B	08162YBH4	1,000.00000000	0.00000000	0.00000000	2.83675835	2.83675835	0.00000000	0.00000000	0.00000000	1,000.00000000
225B-C	08162YBK7	1,000.00000000	0.00000000	0.00000000	2.83675820	2.83675820	0.00000000	0.00000000	0.00000000	1,000.00000000
225B-D	08162YBM3	1,000.00000000	0.00000000	0.00000000	2.83675841	11.34108470	0.00000000	0.00000000	0.00000000	1,000.00000000
225B-E	08162YBP6	1,000.00000000	0.00000000	0.00000000	2.83675880	25.26094344	0.00000000	0.00000000	0.00000000	1,000.00000000
225B-VRR	08162YBS0	1,000.00000000	0.00000000	0.00000000	2.83675820	7.32677186	0.00000000	0.00000000	0.00000000	1,000.00000000
225B-R	N/A	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 7

				Certificate Interest Reconciliation Detail

			Prior						Additional
			Cumulative	Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
225B-A	07/01/25 - 07/30/25	30	0.00	32,892.21	0.00	32,892.21	32,892.21	0.00	0.00	0.00	32,892.21
225B-B	07/01/25 - 07/30/25	30	0.00	96,330.64	0.00	96,330.64	96,330.64	0.00	0.00	0.00	96,330.64
225B-C	07/01/25 - 07/30/25	30	0.00	100,517.69	0.00	100,517.69	100,517.69	0.00	0.00	0.00	100,517.69
225B-D	07/01/25 - 07/30/25	30	413,184.19	138,215.38	0.00	138,215.38	138,215.38	0.00	0.00	0.00	552,571.67
225B-E	07/01/25 - 07/30/25	30	209,520.26	26,580.43	0.00	26,580.43	26,580.43	0.00	0.00	0.00	236,695.04
225B-VRR	07/01/25 - 07/30/25	30	32,773.93	20,765.07	0.00	20,765.07	20,765.07	0.00	0.00	0.00	53,631.97
Totals			655,478.38	415,301.42	0.00	415,301.42	415,301.42	0.00	0.00	0.00	1,072,639.22

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 7

	Additional Information

225 Bush Aggregate Available Funds (1)	0.00
225 Bush Gain-on-Sale Proceeds Reserve Account Summary
Beginning Account Balance	0.00
Deposit Amount	0.00
Withdrawal Amount	0.00
Ending Account Balance	0.00
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 7

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	586,337.07	Master Servicing Fee	315.17
Interest Reductions due to Nonrecoverability Determination	(169,938.87)	Trustee / Certificate Administrator Fee	718.58
Interest Adjustments	0.00	CREFC® Intellectual Property Royalty License Fee	63.03
Deferred Interest	0.00
ARD Interest	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	1,096.78
Total Interest Collected	416,398.20

Principal		Expenses/Reimbursements
Scheduled Principal	0.00	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	415,301.42
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Legal Fees	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Rating Agency Expenses	0.00
Excess of Prior Principal Amounts Paid	0.00	Bankruptcy Expenses Amount	0.00
Curtailments	0.00	Taxes Imposed on Trust Fund	0.00
Negative Amortization	0.00	Non-Recoverable Advances	0.00
Principal Adjustments	0.00	Workout Delayed Reimbursement Amounts	0.00
Total Principal Collected	0.00	Other Expenses	0.00
		Total Expenses/Reimbursements	415,301.42

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	0.00
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	0.00
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Total Other Collected	0.00	Borrower Option Extension Fees	0.00
		Total Payments to Certificateholders and Others	0.00
Total Funds Collected	416,398.20	Total Funds Distributed	416,398.20

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 7

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
	225 Bush	Total		Total
Beginning Scheduled Collateral Balance	146,400,000.00	146,400,000.00	Beginning Certificate Balance	146,400,000.00
(-) Scheduled Principal Collections	0.00	0.00	(-) Principal Distributions	0.00
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Non-Cash Principal Adjustments	0.00
			Certificate Other Adjustments**	0.00
Ending Scheduled Collateral Balance	146,400,000.00	146,400,000.00	Ending Certificate Balance	146,400,000.00
Beginning Actual Collateral Balance	146,400,000.00	146,400,000.00
Ending Actual Collateral Balance	146,400,000.00	146,400,000.00

(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.	Page 7 of 7